Income tax - Disclosure of deferred taxes (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Income Tax [Line Items]
Net deferred tax assets	$ 0	$ 0
Lease Liability [Member]
Disclosure Of Income Tax [Line Items]
Deferred tax assets	139	159
Right-of-use asset [Member]
Disclosure Of Income Tax [Line Items]
Deferred tax liabilities	$ (139)	$ (159)